Intangible Assets	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Intangible Assets	8 Intangible Assets
	2025	2024	2023
	AUD$	AUD$	AUD$
Goodwill (Cost model)	2,582,495	2,582,495	2,582,495
Total Intangible assets	2,582,495	2,582,495	2,582,495